S000093944 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Bloomberg U.S. 1-10 Year Municipal Bond Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.14%	1.21%	2.08%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.56%	1.60%	2.07%
Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	4.43%	1.54%	2.03%
Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	3.84%	1.72%	2.07%

[1]	For periods prior to the Reorganization, the table shows returns for the California Municipal Predecessor Fund’s Advisor Class shares. Effective September 3, 2025, the California Municipal Predecessor Fund converted its existing Class A and Class C shares into Advisor Class shares and liquidated the Class A and Class C shares. The inception date of the California Municipal Predecessor Fund’s Advisor Class shares is July 25, 2016. Performance information for periods prior to the inception of the California Municipal Predecessor Fund’s Advisor Class shares is the performance of the California Municipal Predecessor Fund’s Class A shares, adjusted to reflect the net expense differences between Class A and Advisor Class shares.
[2]	After-tax Returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.